July 27, 2007

                             CHESAPEAKE GROWTH FUND
                             CLASS A INVESTOR SHARES

                 A SERIES OF THE GARDNER LEWIS INVESTMENT TRUST

                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2007

      The Prospectus, dated February 28, 2007, of the Class A Investor Shares of The Chesapeake Growth Fund (the "Fund") is hereby amended to reflect the following new information:

NEW ADMINISTRATOR/TRANSFER AGENT AND DISTRIBUTOR
------------------------------------------------
      Effective July 27, 2007, Ultimus Fund Solutions, LLC is the Fund's new administrator and transfer agent and Ultimus Fund Distributors, LLC is the Fund's new principal underwriter.

ADDRESS OF FUND
---------------
      Beginning July 27, 2007, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

      REGULAR MAIL                         EXPRESS/OVERNIGHT MAIL
      The Chesapeake Growth Fund           The Chesapeake Growth Fund
      c/o Ultimus Fund Solutions, LLC      c/o Ultimus Fund Solutions, LLC
      P.O. Box 46707                       225 Pictoria Drive, Suite 450
      Cincinnati, Ohio 45246-0707          Cincinnati, Ohio 45246

WIRE INSTRUCTIONS
-----------------
      Persons desiring to invest in the Fund by bank wire should instruct their bank to use the following new wire instructions beginning July 27, 2007:

           US Bank
           ABA #042000013
           For credit to: The Chesapeake Growth Fund
           Account #: 130109605423
           For further credit to:  [shareholder's name and account #]

      For further information concerning purchases or redemptions of Fund shares, see "Investing in the Fund" in the Prospectus.

FAX NUMBER
----------
      The Fund's fax number has changed to (513) 587-3438.

FURTHER INFORMATION
-------------------
      For further information, please contact the Fund toll-free at 1-800-430-3863. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund's toll-free at the number above.

                                                                   July 27, 2007

                             CHESAPEAKE GROWTH FUND
                              INSTITUTIONAL SHARES

                 A SERIES OF THE GARDNER LEWIS INVESTMENT TRUST

                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2007

      The Prospectus, dated February 28, 2007, of the Institutional Shares of The Chesapeake Growth Fund (the "Fund") is hereby amended to reflect the following new information:

NEW ADMINISTRATOR/TRANSFER AGENT AND DISTRIBUTOR
------------------------------------------------
      Effective July 27, 2007, Ultimus Fund Solutions, LLC is the Fund's new administrator and transfer agent and Ultimus Fund Distributors, LLC is the Fund's new principal underwriter.

ADDRESS OF FUND
---------------
      Beginning July 27, 2007, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

      REGULAR MAIL                          EXPRESS/OVERNIGHT MAIL
      The Chesapeake Growth Fund            The Chesapeake Growth Fund
      c/o Ultimus Fund Solutions, LLC       c/o Ultimus Fund Solutions, LLC
      P.O. Box 46707                        225 Pictoria Drive, Suite 450
      Cincinnati, Ohio 45246-0707           Cincinnati, Ohio 45246

WIRE INSTRUCTIONS
-----------------
      Persons desiring to invest in the Fund by bank wire should instruct their bank to use the following new wire instructions beginning July 27, 2007:

             US Bank
             ABA #042000013
             For credit to: The Chesapeake Growth Fund
             Account #: 130109605423
             For further credit to:  [shareholder's name and account #]

      For further information concerning purchases or redemptions of Fund shares, see "Investing in the Fund" in the Prospectus.

FAX NUMBER
----------
      The Fund's fax number has changed to (513) 587-3438.

FURTHER INFORMATION
-------------------
      For further information, please contact the Fund toll-free at 1-800-430-3863. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund's toll-free at the number above.

                                                                   July 27, 2007

                             CHESAPEAKE GROWTH FUND
                           SUPER-INSTITUTIONAL SHARES

                 A SERIES OF THE GARDNER LEWIS INVESTMENT TRUST

                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2007

      The Prospectus, dated February 28, 2007, of the Super-Institutional Shares of The Chesapeake Growth Fund (the "Fund") is hereby amended to reflect the following new information:

NEW ADMINISTRATOR/TRANSFER AGENT AND DISTRIBUTOR
------------------------------------------------
      Effective July 27, 2007, Ultimus Fund Solutions, LLC is the Fund's new administrator and transfer agent and Ultimus Fund Distributors, LLC is the Fund's new principal underwriter.

ADDRESS OF FUND
---------------
      Beginning July 27, 2007, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

      REGULAR MAIL                          EXPRESS/OVERNIGHT MAIL
      The Chesapeake Growth Fund            The Chesapeake Growth Fund
      c/o Ultimus Fund Solutions, LLC       c/o Ultimus Fund Solutions, LLC
      P.O. Box 46707                        225 Pictoria Drive, Suite 450
      Cincinnati, Ohio 45246-0707           Cincinnati, Ohio 45246

WIRE INSTRUCTIONS
-----------------
      Persons desiring to invest in the Fund by bank wire should instruct their bank to use the following new wire instructions beginning July 27, 2007:

             US Bank
             ABA #042000013
             For credit to: The Chesapeake Growth Fund
             Account #: 130109605423
             For further credit to:  [shareholder's name and account #]

      For further information concerning purchases or redemptions of Fund shares, see "Investing in the Fund" in the Prospectus.

FAX NUMBER
----------
      The Fund's fax number has changed to (513) 587-3438.

FURTHER INFORMATION
-------------------
      For further information, please contact the Fund toll-free at 1-800-430-3863. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund's toll-free at the number above.

                                                                   July 27, 2007

                        CHESAPEAKE AGGRESSIVE GROWTH FUND

                 A SERIES OF THE GARDNER LEWIS INVESTMENT TRUST

                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2007

      The Prospectus, dated February 28, 2007, of The Chesapeake Aggressive Growth Fund (the "Fund") is hereby amended to reflect the following new information:

NEW ADMINISTRATOR/TRANSFER AGENT AND DISTRIBUTOR
------------------------------------------------
      Effective July 27, 2007, Ultimus Fund Solutions, LLC is the Fund's new administrator and transfer agent and Ultimus Fund Distributors, LLC is the Fund's new principal underwriter.

ADDRESS OF FUND
---------------
      Beginning July 27, 2007, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

      REGULAR MAIL                           EXPRESS/OVERNIGHT MAIL
      The Chesapeake Aggressive              The Chesapeake Aggressive
      Growth Fund                            Growth Fund
      c/o Ultimus Fund Solutions, LLC        c/o Ultimus Fund Solutions, LLC
      P.O. Box 46707                         225 Pictoria Drive, Suite 450
      Cincinnati, Ohio 45246-0707            Cincinnati, Ohio 45246

WIRE INSTRUCTIONS
-----------------
      Persons desiring to invest in the Fund by bank wire should instruct their bank to use the following new wire instructions beginning July 27, 2007:

           US Bank
           ABA #042000013
           For credit to: The Chesapeake Aggressive Growth Fund
           Account #: 130109605423
           For further credit to:  [shareholder's name and account #]

      For further information concerning purchases or redemptions of Fund shares, see "Investing in the Fund" in the Prospectus.

FAX NUMBER
----------
      The Fund's fax number has changed to (513) 587-3438.

FURTHER INFORMATION
-------------------
      For further information, please contact the Fund toll-free at 1-800-430-3863. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund's toll-free at the number above.

                                                                   July 27, 2007

                           CHESAPEAKE CORE GROWTH FUND

                 A SERIES OF THE GARDNER LEWIS INVESTMENT TRUST

                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2007

      The Prospectus, dated February 28, 2007, of The Chesapeake Core Growth Fund (the "Fund") is hereby amended to reflect the following new information:

NEW ADMINISTRATOR/TRANSFER AGENT AND DISTRIBUTOR
------------------------------------------------
      Effective July 27, 2007, Ultimus Fund Solutions, LLC is the Fund's new administrator and transfer agent and Ultimus Fund Distributors, LLC is the Fund's new principal underwriter.

ADDRESS OF FUND
---------------
      Beginning July 27, 2007, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

      REGULAR MAIL                            EXPRESS/OVERNIGHT MAIL
      The Chesapeake Core Growth Fund         The Chesapeake Core Growth Fund
      c/o Ultimus Fund Solutions, LLC         c/o Ultimus Fund Solutions, LLC
      P.O. Box 46707                          225 Pictoria Drive, Suite 450
      Cincinnati, Ohio 45246-0707             Cincinnati, Ohio 45246

WIRE INSTRUCTIONS
-----------------
      Persons desiring to invest in the Fund by bank wire should instruct their bank to use the following new wire instructions beginning July 27, 2007:

            US Bank
            ABA #042000013
            For credit to: The Chesapeake Core Growth Fund
            Account #: 130109605423
            For further credit to:  [shareholder's name and account #]

      For further information concerning purchases or redemptions of Fund shares, see "Investing in the Fund" in the Prospectus.

FAX NUMBER
----------
      The Fund's fax number has changed to (513) 587-3438.

FURTHER INFORMATION
-------------------
      For further information, please contact the Fund toll-free at 1-800-430-3863. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund's toll-free at the number above.